FINANCE LEASE RECEIVABLES, NET (Tables)	12 Months Ended
Dec. 31, 2024
FINANCE LEASE RECEIVABLES, NET
Summary of finance lease receivables

	As of December 31,
	2023	2024
	RMB	RMB	US$
Finance lease receivables	263,769,086	37,581,477	5,148,641
Add: unamortized initial direct costs	339,984	334,629	45,844
Less: unearned income	(14,521,627)	(3,411,699)	(467,401)
Less: allowance for finance lease receivables—collective	(12,701,391)	(4,509,705)	(617,827)
Total finance lease receivables, net	236,886,052	29,994,702	4,109,257
Finance lease receivables—current	200,459,435	20,685,475	2,833,898
Finance lease receivables—non-current	36,426,617	9,309,227	1,275,359

Schedule of future minimum lease payments

	2025	2026	2027	2028	2029	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Finance lease receivables	26,303,893	11,066,914	209,853	817	—	37,581,477

	US$	US$	US$	US$	US$	US$
Finance lease receivables	3,603,619	1,516,161	28,750	111	—	5,148,641

Schedule of aging of finance lease receivables principal

	As of December 31,
	2023	2024
	RMB	RMB	US$
Aging of finance lease receivables principal:
Current	225,327,296	30,226,738	4,141,046
1‑30 days past due	13,111,970	2,295,220	314,444
31‑60 days past due	5,372,294	165,427	22,663
61‑90 days past due	1,926,137	681,106	93,311
91‑120 days past due	1,601,385	229,840	31,488
121‑150 days past due	1,400,452	393,453	53,903
151‑180 days past due	847,909	512,623	70,229
	249,587,443	34,504,407	4,727,084

Schedule of movement of allowance for finance lease receivables

	As of December 31,
	2023	2024
	RMB	RMB	US$
Balance at the beginning of the year	22,171,266	12,701,391	1,740,083
Adjustment due to the adoption of ASC 326	14,540,172	—	—
Reversal	(13,945,846)	(15,577,444)	(2,134,101)
(Charge-off)/ recovery	(10,064,201)	7,385,758	1,011,845
Balance at the end of the year	12,701,391	4,509,705	617,827